Annual Total Returns [BarChart] - Great-West SecureFoundation Lifetime 2035 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(3.10%)
2012	14.61%
2013	22.30%
2014	5.36%
2015	(1.43%)
2016	9.29%
2017	16.80%
2018	(6.82%)
2019	19.67%
2020	13.09%